Summary of Significant Policies - Intangible assets, net (Detail)	12 Months Ended
Mar. 27, 2020
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years